Commissions and banking fees (Tables)	12 Months Ended
Dec. 31, 2025
Commissions And Banking Fees [Abstract]
Schedule of Commissions and Banking Fees

	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Credit and debit cards (1)	16,839	17,077	16,265
Current account services (1)	3,407	4,109	4,742
Asset management	6,921	6,539	5,792
Funds	4,937	4,983	4,395
Consortia	1,984	1,556	1,397
Credit operations and financial guarantees	2,624	2,782	2,544
Credit operations	875	1,171	1,100
Financial guarantees	1,749	1,611	1,444
Payments and collections (1)	6,786	7,395	9,078
Economic, financial and brokerage advisory	5,131	4,920	3,596
Custody services	914	641	602
Other	4,375	3,608	3,112
Total	46,997	47,071	45,731
1) For better presentation and comparability, comparative balances have been reclassified according to current criteria.